Loss Per Share (Details) - Schedule of computation of basic and diluted loss per common share (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Computation Of Basic And Diluted Loss Per Common Share Abstract
Loss per share-diluted	$ (0.36)	$ (0.08)
Weighted Average Shares Outstanding-Diluted	10,739,250	55,507,725